SUBSEQUENT EVENTS (Details) - $ / shares			12 Months Ended
	Apr. 01, 2021	Mar. 26, 2021	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Common stock, par value				$ 0.01	$ 0.01	$ 0.01
Subsequent Event | 2017 Plan
Subsequent Event [Line Items]
Number of options granted	37,000	37,000
Number of shares to be purchased for one option	1	1	1
Common stock, par value	$ 0.01	$ 0.01	$ 0.01